Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Summary of taxes payable

	As of December 31,
	2023	2024
	RMB	RMB
VAT payable	31,038	34,523
Withholding individual income taxes for employees	7,670	8,037
Enterprise income taxes payable	17,177	17,996
Others	1,009	1,306
Total	56,894	61,862